Deferred Share Units (Details) - Deferred Share Units [Member] - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Additional paid in capital	$ 0	$ 8,095	$ 7,565	$ 15,356
Additional paid in capital	0	3,128	8,660	5,484
Accrued liability	$ 0	$ 7,222	$ 0	$ 7,222
Accrued liability	0	3,723	0	3,723